Segment information - Additional Information (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2019 Segments	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | Segments	6
Revenue		$ 617,823	$ 459,016
TURKEY
Disclosure of operating segments [line items]
Revenue		352,385	348,528
CANADA
Disclosure of operating segments [line items]
Revenue		125,282	$ 0
Two customers | TURKEY
Disclosure of operating segments [line items]
Revenue		280,092
One customer | CANADA
Disclosure of operating segments [line items]
Revenue		$ 122,160